Vanguard® U.S. Minimum Volatility ETF
Schedule of Investments (unaudited)
As of August 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.3%)
Basic Materials (2.0%)
	Newmont Corp.	9,052	525
	Fastenal Co.	4,340	242
	Balchem Corp.	786	110
	Royal Gold Inc.	806	90
			967
Consumer Discretionary (13.1%)
	Dollar General Corp.	3,341	745
	Costco Wholesale Corp.	1,547	705
	Electronic Arts Inc.	4,768	692
*	Amazon.com Inc.	189	656
	Walmart Inc.	4,295	636
	Service Corp. International	10,111	635
	Domino's Pizza Inc.	1,076	556
*	Dollar Tree Inc.	5,350	484
	Activision Blizzard Inc.	4,657	384
*	Terminix Global Holdings Inc.	7,747	322
	Target Corp.	937	231
*	QuinStreet Inc.	9,008	161
	Murphy USA Inc.	783	122
*	Madison Square Garden Sports Corp.	186	34
			6,363
Consumer Staples (6.6%)
	Procter & Gamble Co.	5,059	720
	Flowers Foods Inc.	24,762	598
	Hormel Foods Corp.	12,249	558
	Hershey Co.	2,724	484
	Colgate-Palmolive Co.	5,196	405
	Church & Dwight Co. Inc.	2,909	243
	John B Sanfilippo & Son Inc.	1,412	120
	Lancaster Colony Corp.	375	67
			3,195
Energy (1.3%)
	Williams Cos. Inc.	20,979	518
*	Cheniere Energy Inc.	1,270	111
			629
Financials (8.0%)
	Marsh & McLennan Cos. Inc.	4,806	755
	Houlihan Lokey Inc. Class A	8,308	749
	Broadridge Financial Solutions Inc.	3,094	533
*	Columbia Financial Inc.	21,545	388
	CME Group Inc.	1,847	373

		Shares	Market Value ($000)
	Intercontinental Exchange Inc.	1,899	227
	Harborone Bancorp Inc.	12,439	176
	Westamerica BanCorp.	2,915	165
	Arthur J Gallagher & Co.	916	132
	Waterstone Financial Inc.	6,216	126
	Stock Yards Bancorp Inc.	2,166	112
	AMERISAFE Inc.	1,163	67
	Bank First Corp.	700	50
	Eastern Bankshares Inc.	1,815	36
			3,889
Health Care (18.3%)
	Eli Lilly & Co.	3,281	847
*	HealthStream Inc.	26,128	794
	Gilead Sciences Inc.	10,322	751
	Johnson & Johnson	4,129	715
	Danaher Corp.	2,150	697
	Cerner Corp.	8,688	663
*	Regeneron Pharmaceuticals Inc.	984	663
	Merck & Co. Inc.	8,606	657
	Amgen Inc.	2,896	653
	Baxter International Inc.	8,416	641
	Pfizer Inc.	12,654	583
	AbbVie Inc.	3,995	483
	Bristol-Myers Squibb Co.	3,023	202
	Becton Dickinson and Co.	656	165
*	Veeva Systems Inc. Class A	357	119
	Zoetis Inc.	474	97
*	Vertex Pharmaceuticals Inc.	458	92
*	Amphastar Pharmaceuticals Inc.	1,749	34
			8,856
Industrials (9.2%)
	Expeditors International of Washington Inc.	6,176	770
	Macquarie Infrastructure Corp.	18,098	721
	Landstar System Inc.	3,920	659
	Accenture plc Class A	1,553	523
	Maximus Inc.	4,155	362
	Jack Henry & Associates Inc.	1,965	347
	Illinois Tool Works Inc.	1,233	287
	Graco Inc.	3,598	282
	AptarGroup Inc.	1,228	165
*	FTI Consulting Inc.	1,019	142
	Toro Co.	1,052	116
	Heartland Express Inc.	2,859	48
	Lindsay Corp.	188	31
			4,453
Real Estate (1.2%)
	Equity Commonwealth	21,193	558
Technology (22.2%)
*	Alphabet Inc. Class A	300	868
*	Adobe Inc.	1,295	859
	Microsoft Corp.	2,759	833
	Oracle Corp.	9,154	816
	Apple Inc.	4,892	743
*	Tyler Technologies Inc.	1,501	729
*	TTM Technologies Inc.	51,610	722
	Texas Instruments Inc.	3,717	710

		Shares	Market Value ($000)
*	Cadence Design Systems Inc.	3,581	585
	Shutterstock Inc.	4,968	573
	Intuit Inc.	817	462
	Citrix Systems Inc.	4,054	417
*	Facebook Inc. Class A	1,035	393
*	Altair Engineering Inc. Class A	5,252	389
*	Black Knight Inc.	5,037	381
*	Super Micro Computer Inc.	9,405	344
	Amdocs Ltd.	4,198	323
*	Cirrus Logic Inc.	2,352	197
*	Dell Technologies Inc. Class C	1,030	100
	Dolby Laboratories Inc. Class A	856	85
	American Software Inc. Class A	2,452	62
	Analog Devices Inc.	361	59
	NortonLifeLock Inc.	1,606	43
*	Vimeo Inc.	517	20
*	Verint Systems Inc.	226	10
			10,723
Telecommunications (8.5%)
	Verizon Communications Inc.	12,722	699
	AT&T Inc.	25,182	690
*	T-Mobile U.S. Inc.	4,795	657
*	Charter Communications Inc. Class A	688	562
	Cable One Inc.	219	460
	Shenandoah Telecommunications Co.	11,288	337
*	Liberty Broadband Corp. Class A	1,438	267
	Cisco Systems Inc.	3,774	223
*	Liberty Broadband Corp. Class C	654	125
	Comcast Corp. Class A	1,514	92
	Motorola Solutions Inc.	85	21
			4,133
Utilities (8.9%)
	Republic Services Inc. Class A	6,454	801
	WEC Energy Group Inc.	7,372	697
	Consolidated Edison Inc.	9,156	691
	American Water Works Co. Inc.	3,149	574
	Duke Energy Corp.	4,820	504
	Waste Management Inc.	1,726	268
	American States Water Co.	1,903	175
	CMS Energy Corp.	2,331	149
	Eversource Energy	1,342	122
	NextEra Energy Inc.	1,339	112
	Xcel Energy Inc.	1,474	101
	Ameren Corp.	770	68
	Dominion Energy Inc.	588	46
			4,308
Total Common Stocks (Cost $39,194)			48,074

		Shares	Market Value ($000)
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[1]	Vanguard Market Liquidity Fund, 0.068% (Cost $271)	2,709	271
Total Investments (99.9%) (Cost $39,465)			48,345
Other Assets and Liabilities—Net (0.1%)			62
Net Assets (100%)			48,407
Cost is in $000.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2021	1	226	11
Micro E-mini S&P 500 Index	September 2021	1	23	2
				13
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).

C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At August 31, 2021, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.